Pay vs Performance Disclosure	12 Months Ended
Dec. 30, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(2)(3)		Average Summary Compensation Table Total for NEOs ($)	Average Compensation Actually Paid for NEOs ($)(2)(3)		Value of Initial Fixed $100 Investment Based On:		Net Income ($)(5)	Standalone Adjusted EBITDA ($) (6)
							Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)
2023	$9,020,320	$9,386,079	(4)	$2,134,516	$2,238,105	(4)	$99.83	$111.40	$110	$258

Company Selected Measure Name	Standalone Adjusted EBITDA
Named Executive Officers, Footnote	The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2023	Gary Pilnick	David McKinstray, Douglas VanDeVelde, Bruce Brown, Sherry Brice

Peer Group Issuers, Footnote	Company and Peer Group TSR reflects the Company's peer group (Russell 2000 Index Food Products Subsector) as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 30, 2023. 2023 year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on October 1, 2023.
PEO Total Compensation Amount	$ 9,020,320
PEO Actually Paid Compensation Amount	$ 9,386,079
Adjustment To PEO Compensation, Footnote	2023 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	9,020,320	2,134,516
Less, Value of Stock & Option Awards Reported in SCT	(6,456,792)	(1,159,878)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,822,551	1,263,467
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	—
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this Year	—	—
Less, Prior Year Fair Value of Prior Year awards that failed to vest this Year
Total Adjustments	365,759	103,589
"Compensation Actually Paid" for Fiscal Year 2023	9,386,079	2,238,105

Non-PEO NEO Average Total Compensation Amount	$ 2,134,516
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,238,105
Adjustment to Non-PEO NEO Compensation Footnote	2023 "Compensation Actually Paid" to the CEO and the average "Compensation Actually Paid" to the NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	9,020,320	2,134,516
Less, Value of Stock & Option Awards Reported in SCT	(6,456,792)	(1,159,878)
Less, Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	—	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,822,551	1,263,467
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	—
Plus, Vesting Date Fair Value of Awards Granted this Year and that Vested this Year	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this Year	—	—
Less, Prior Year Fair Value of Prior Year awards that failed to vest this Year
Total Adjustments	365,759	103,589
"Compensation Actually Paid" for Fiscal Year 2023	9,386,079	2,238,105

Equity Valuation Assumption Difference, Footnote	In calculating the "Compensation Actually Paid" amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity awards adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Measures
Standalone Adjusted Net Sales
Standalone Adjusted EBITDA
Cash Flow

Total Shareholder Return Amount	$ 99.83
Peer Group Total Shareholder Return Amount	111.40
Net Income (Loss)	$ 110,000,000
Company Selected Measure Amount	258,000,000
PEO Name	Gary Pilnick
Additional 402(v) Disclosure	Represents the amount of net income reflected in the Company's audited GAAP financial statements for the fiscal year.
Pay versus Performance Comparative Disclosure
The chart above represents one year of compensation and performance information, as we are a newly-public company and do not have historical data. As such, we are able to provide the comparative disclosure required under Item 402(v)(5) of Regulation S-K only for fiscal year 2023 at this time.
We chose Standalone Adjusted EBITDA as our Company Selected Measure for evaluating Pay Versus Performance because it is a key performance metric in our AIP and supports our future strategic objectives. The charts below reflect the relationship between each of the financial measures and the compensation actually paid. These charts reflect fiscal year 2023 information and will expand year over year.

Measure:: 1
Pay vs Performance Disclosure
Name	Standalone Adjusted Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Standalone Adjusted EBITDA
Non-GAAP Measure Description	Standalone Adjusted EBITDA is a non-GAAP measure that excludes interest expense, income tax expense (benefit), depreciation and amortization expense, mark-to-market impacts from commodity and foreign currency contracts, other income/expenses, separation costs related to the Spin Off from Kellanova and business and portfolio realignments costs. Additionally, the Company excludes the impact of prior year (pre-Spin Off) intercompany sales and royalty arrangements with Kellanova that ceased upon the Spin Off and for the impact of estimated incremental recurring costs to operate as a standalone company, net of estimated incremental depreciation. See Appendix A for additional information with respect to Standalone Adjusted EBITDA.
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 365,759
PEO | Value of Stock and Option Awards In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,456,792)
PEO | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Service Cost and impact of Pension Plan Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,822,551
PEO | Change in Fair Value of Prior Year awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year Fair Value of Prior Year awards that failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	103,589
Non-PEO NEO | Value of Stock and Option Awards In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,159,878)
Non-PEO NEO | Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Service Cost and impact of Pension Plan Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,263,467
Non-PEO NEO | Change in Fair Value of Prior Year awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Prior Year Fair Value of Prior Year awards that failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount